Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
13.	Income Taxes

The benefit for income taxes for the years ended December 31, 2013, 2012 and 2011 are as follows, in thousands:

	Year Ended December 31,
	2013	2012	2011
U.S.:
Current	$—	$—	$34
Deferred	—	—	—

Total U.S.	—	—	34

Foreign:
Current	—	441	1,394
Deferred	—	—	—

Total foreign	—	441	1,394

Benefit for income taxes	$—	$441	$1,428

A reconciliation of the expected income tax benefit computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows for the years ended December 31, 2013, 2012 and 2011:

	Year Ended December 31,
	2013	2012	2011
Income tax computed at federal statutory tax rate	34.0%	34.0%	34%
State taxes, net of federal benefit	0.9%	2.6%	2.4%
Change in valuation allowance	(35.7)%	(36.5)%	(36.2)%
Stock-based compensation	(0.8)%	(0.6)%	(5.0)%
Research and development credits	0.2%	0.7%	1.6%
Permanent differences	(0.2)%	(0.2)%	0.1%
Impact of state rate change	—%	—%	0.1%
Other	1.6%	1.0%	6.2%

Total	—%	1.0%	3.2%

The Company has incurred net operating losses since inception. At December 31, 2013, the Company had domestic federal and state net operating loss carryforwards of approximately $91,469 and $63,554, respectively, available to reduce future taxable income, which expire at various dates through 2033. At December 31, 2013, the Company also had federal and state research and development tax credit carryforwards of approximately $1,518 and $1,068, respectively, available to reduce future tax liabilities and which expire at various dates through 2033 and 2028, respectively. The Company also has foreign net operating loss carryforwards, subject to certain limitations on use, of approximately $105,921, which expire at various dates through 2033. The Company also has foreign research and development tax credit carryforwards of $7,277, which never expire. The domestic net operating loss carryforwards included $3,349 of federal and $308 of state net operating losses that are attributable to stock option exercises which will be recorded as an increase in additional paid-in-capital once they are “realized”. Utilization of the domestic federal net operating loss and research and development credit carryforwards may be subject to a substantial annual limitation under Internal Revenue Code Section 382 of the Internal Revenue Code of 1986 due to ownership change limitations that could occur in the future.

Deferred taxes consist of the following:

	As of December 31,
	2013	2012
Net operating loss carryforwards	$60,839	$47,924
Research and development credits/Investment tax credits	14,224	13,306
Capitalized research and development costs	5,630	6,940
Stock-based compensation	4,127	3,733
Depreciation and amortization	1,164	1,150
Accrued expenses	58	205
Deferred revenue	236	1,178
Other	(583)	(493)

Deferred tax asset	85,695	73,943
Deferred tax asset valuation allowance	(85,695)	(73,943)

Net deferred tax asset	$—	$—

Management of the Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets. Management has determined at this time that it is more likely than not that the Company will not recognize the benefits of its federal and state deferred tax assets and, as a result, a valuation allowance of $85,695 and $73,943 has been established at December 31, 2013 and 2012, respectively. The change in the valuation allowance was $11,752 for the year ended December 31, 2013.

As a result of the acquisition of Neuromed, the Company recorded a liability for unrecognized tax benefits of $2,685 and interest and penalties of $560 in other long-term liabilities. During the years ended December 31, 2013, 2012 and 2011, the Company reversed $0, $441 and $1,395 of unrecognized tax benefits, respectively, and $0, $65 and $379 of related accrued interest and penalties, respectively, due to the expiration of the statute of limitations for certain tax years. The Company has not, as yet, conducted a study of its domestic research and development credit carryforwards. This study may result in an increase or decrease to the Company’s research and development credit carryforwards; however, until a study is completed and any adjustment is known, no amounts are being presented as an uncertain tax position. A full valuation allowance has been provided against the Company’s research and development credits, and if an adjustment is required, this adjustment would be offset by an adjustment to the valuation allowance. As a result, there would be no impact to the consolidated balance sheet, statement of operations and comprehensive loss or cash flows if an adjustment were required.

There were no uncertain tax positions at December 31, 2013. The following is a reconciliation of the Company’s gross uncertain tax positions at December 31, 2012 and 2011:

December 31, 2010	$1,878
Decrease related to positions taken in prior years	—

Expiration of statute of limitations	(1,395)
Foreign exchange revaluation	(52)

December 31, 2011	$431

Decrease related to positions taken in prior years	—
Expiration of statute of limitations	(441)
Foreign exchange revaluation	10

December 31, 2012	$—

The tax years 2000 through 2013 remain open to examination by major taxing jurisdictions to which the Company is subject, which are primarily in the United States and Canada, as carryforward attributes generated in years past may still be adjusted upon examination by the Internal Revenue Service, Revenue Canada or state or provincial tax authorities if they have or will be used in a future period. The Company is currently not under examination by the Internal Revenue Service or any other jurisdictions for any tax years. For the years ended December 31, 2013, 2012 and 2011, the Company recognized $0, $0 and $74 of interest expense, respectively, related to uncertain tax positions.